Schedule of assumptions for impairment test (Details) - Carrying Amounts [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
I P T A N Instituto De Ensino Superior Presidente Trancredo De Almeida Neves S A [Member]
IfrsStatementLineItems [Line Items]
Goodwill	R$ 17,446	R$ 17,446
Licenses with indefinite useful life	57,214	57,214
Cash generating units	140,522	126,397
Instituto De Educacao Superior Do Vale Do Parnaiba S A [Member]
IfrsStatementLineItems [Line Items]
Goodwill	27,956	27,956
Licenses with indefinite useful life	81,366	81,366
Cash generating units	112,260	112,898
Centro De Ciencias Em Saude De Itajuba S A [Member]
IfrsStatementLineItems [Line Items]
Goodwill	4,664	4,664
Licenses with indefinite useful life	56,737	56,737
Cash generating units	49,030	48,411
Instituto De Ensino Superior Do Piaui S A [Member]
IfrsStatementLineItems [Line Items]
Goodwill	73,838	73,838
Licenses with indefinite useful life	179,693	179,693
Cash generating units	346,286	380,410
F A D E P Faculdade Educacional De Pato Branco Ltda [Member]
IfrsStatementLineItems [Line Items]
Goodwill	49,661	49,661
Licenses with indefinite useful life	70,606	70,606
Cash generating units	153,791	160,787
Medcel And C B B W [Member]
IfrsStatementLineItems [Line Items]
Goodwill	139,294	139,294
Licenses with indefinite useful life
Cash generating units	235,300	219,359	[1]
Instituto Educacional Santo Agostinho S A [Member]
IfrsStatementLineItems [Line Items]
Goodwill	58,903	58,903
Licenses with indefinite useful life	144,507	144,507
Cash generating units	302,330	267,279
Institutode Pesquisae Ensino Medicodo Estadode Minas Gerais Ltda [Member]
IfrsStatementLineItems [Line Items]
Goodwill	87,647	87,647
Licenses with indefinite useful life
Cash generating units	126,965	119,227
Instituto Paraensede Educacaoe Cultura Ltda [Member]
IfrsStatementLineItems [Line Items]
Goodwill
Licenses with indefinite useful life	108,000	108,000
Cash generating units	131,360	122,325
Uni Redentor [Member]
IfrsStatementLineItems [Line Items]
Goodwill	77,662	77,662
Licenses with indefinite useful life	121,477	121,477
Cash generating units	246,320	253,370
Uni S L [Member]
IfrsStatementLineItems [Line Items]
Goodwill	4,420	4,420
Licenses with indefinite useful life	249,387	249,387
Cash generating units	305,044	258,234
F E S A R [Member]
IfrsStatementLineItems [Line Items]
Goodwill	71,664	71,664
Licenses with indefinite useful life	141,616	141,616
Cash generating units	279,038	263,914
F C M P B [Member]
IfrsStatementLineItems [Line Items]
Goodwill	110,483	110,483
Licenses with indefinite useful life	235,018	235,018
Cash generating units	401,244	380,682
Practice Management Tools And Electronic Prescription [Member]
IfrsStatementLineItems [Line Items]
Goodwill	113,362
Licenses with indefinite useful life
Cash generating units	227,909
Clinical Decision Software [Member]
IfrsStatementLineItems [Line Items]
Goodwill	87,018	87,018
Licenses with indefinite useful life
Cash generating units	147,592	149,805
Medical Harbour [Member]
IfrsStatementLineItems [Line Items]
Goodwill	4,022
Licenses with indefinite useful life
Cash generating units	9,150
Moc [Member]
IfrsStatementLineItems [Line Items]
Goodwill	87,777
Licenses with indefinite useful life	184,597	5,649
Cash generating units	356,789	R$ 7,230
Unigranrio [Member]
IfrsStatementLineItems [Line Items]
Goodwill	130,073
Licenses with indefinite useful life	421,538
Cash generating units	630,185
R X P R O [Member]
IfrsStatementLineItems [Line Items]
Goodwill	38,446
Licenses with indefinite useful life
Cash generating units	R$ 46,788

[1]	CBBW as merged by Medcel on May 1, 2020.